Loans and borrowings - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and borrowings
Beginning Balance	₽ 8,518,423	₽ 5,419,673	₽ 6,786,987
Changes from financing cash flows
Acquisition of treasury shares	(1,096,357)
Bank and other loans received	7,765	4,616,478
Non-convertible bonds issued		4,000,000
Bank loan repaid	(400,672)	(5,397,895)	(1,055,000)
Other loan repaid			(270,000)
Acquisition of noncontrolling interest			(2,107)
Bank loans and other borrowings origination fees paid	(43,615)	(56,668)
Dividends paid	(2,180,871)	(1,988,172)	(1,264,957)
Repayment of lease liabilities	(90,166)	(59,737)	(61,376)
Cash paid for noncontrolling interest	(155,177)
Contribution from non-controlling interest received		44
Total changes from financing cash flows	(3,959,093)	1,114,050	(2,653,440)
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Interest accrued	633,903	390,647	598,859
Interest paid	(505,976)	(366,179)	(582,420)
New leases, including modifications	45,260	10,754	9,147
Distributions to shareholders and non-controlling interest	2,157,622	1,903,646	1,286,805
Changes in payables related to transaction costs on bonds issue	39,012	(39,012)
Acquisition of loan with the subsidiary acquired	30,765
Acquisition of non-controlling interest	155,177
Contribution from non-controlling interest		(44)
Foreign exchange gain/loss	26,210	84,921	(26,844)
Foreign currency translation differences	(2,961)	(33)	579
Total other changes	2,579,012	1,984,700	1,286,126
Ending Balance	7,138,342	8,518,423	5,419,673
Bank and other loans and borrowings
Loans and borrowings
Beginning Balance	8,276,426	5,129,055	6,437,616
Changes from financing cash flows
Bank and other loans received	7,765	4,616,478
Non-convertible bonds issued		4,000,000
Bank loan repaid	(400,672)	(5,397,895)	(1,055,000)
Other loan repaid			(270,000)
Bank loans and other borrowings origination fees paid	(43,615)	(56,668)
Total changes from financing cash flows	(436,522)	3,161,915	(1,325,000)
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Interest accrued	613,439	364,313	565,918
Interest paid	(485,512)	(339,845)	(549,479)
Changes in payables related to transaction costs on bonds issue	39,012	(39,012)
Acquisition of loan with the subsidiary acquired	30,765
Foreign exchange gain/loss	7
Foreign currency translation differences	39
Total other changes	197,750	(14,544)	16,439
Ending Balance	8,037,654	8,276,426	5,129,055
Lease liabilities [member]
Loans and borrowings
Beginning Balance	241,997	290,618	343,455
Changes from financing cash flows
Repayment of lease liabilities	(90,166)	(59,737)	(61,376)
Total changes from financing cash flows	(90,166)	(59,737)	(61,376)
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Interest accrued	20,464	26,334	32,941
Interest paid	(20,464)	(26,334)	(32,941)
New leases, including modifications	45,260	10,754	9,147
Foreign currency translation differences	(46)	362	(608)
Total other changes	45,214	11,116	8,539
Ending Balance	197,045	241,997	290,618
Dividends payables to shareholders
Changes from financing cash flows
Dividends paid	(2,073,893)	(1,885,441)	(1,133,501)
Total changes from financing cash flows	(2,073,893)	(1,885,441)	(1,133,501)
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Distributions to shareholders and non-controlling interest	2,047,690	1,800,520	1,160,345
Foreign exchange gain/loss	26,203	84,921	(26,844)
Total other changes	2,073,893	1,885,441	1,133,501
Ending Balance	0
Dividends payables to non-controlling interests
Loans and borrowings
Beginning Balance			5,916
Changes from financing cash flows
Acquisition of noncontrolling interest			(2,107)
Dividends paid			(131,456)
Total changes from financing cash flows			(133,563)
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Distributions to shareholders and non-controlling interest			126,460
Foreign currency translation differences			1,187
Total other changes			127,647
Payables to/Receivables from non-controlling interests
Changes from financing cash flows
Dividends paid	(106,978)	(102,731)
Cash paid for noncontrolling interest	(155,177)
Contribution from non-controlling interest received		44
Total changes from financing cash flows	(262,155)	(102,687)
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Distributions to shareholders and non-controlling interest	109,932	103,126
Acquisition of non-controlling interest	155,177
Contribution from non-controlling interest		(44)
Foreign currency translation differences	(2,954)	(395)
Total other changes	262,155	102,687
Ending Balance	0
Treasury shares
Changes from financing cash flows
Acquisition of treasury shares	(1,096,357)
Total changes from financing cash flows	(1,096,357)
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Ending Balance	₽ (1,096,357)
Previously Reported
Loans and borrowings
Beginning Balance		5,419,673
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Ending Balance			5,419,673
Previously Reported | Bank and other loans and borrowings
Loans and borrowings
Beginning Balance		5,129,055
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Ending Balance			5,129,055
Previously Reported | Lease liabilities [member]
Loans and borrowings
Beginning Balance		₽ 290,618
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Ending Balance			₽ 290,618